Fair values of financial assets and liabilities - Movements in Level 3 Financial Liabilities Portfolio (Details) - Level 3 - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	£ 364	£ 344
Gains recognised in the income statement within other income	(57)	13
Redemptions	(24)	(9)
Transfers into the level 3 portfolio		46
Balance at end of period	283	394
At fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	45	47
Gains recognised in the income statement within other income	(2)	1
Redemptions	(5)	(1)
Transfers into the level 3 portfolio		0
Balance at end of period	38	47
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at period end	(2)	0
Derivative financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	319	297
Gains recognised in the income statement within other income	(55)	12
Redemptions	(19)	(8)
Transfers into the level 3 portfolio		46
Balance at end of period	245	347
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at period end	(42)	0
Total financial liabilities carried at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at period end	£ (44)	£ 0